Intangible assets (Details) $ in Thousands, € in Millions		12 Months Ended
	Dec. 31, 2012 EUR (€)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Intangible assets
Total cost		$ 62,376	$ 37,235
Accumulated amortization		(20,589)	(16,228)
Amortization expense		6,476	4,065	$ 2,138
Next 5 years amortization
For the year ended March 31, 2016		9,354
For the year ended March 31, 2017		9,207
For the year ended March 31, 2018		9,022
For the year ended March 31, 2019		6,323
For the year ended March 31, 2020 and thereafter		7,881
Total intangible assets, net		41,787	21,007
Luxoft International Company Ltd. | Horizon | Payable for software acquisition, at fair value
Additional information
Amount agreed to be paid for purchase of software | €	€ 2.5
Percentage of net revenues from sale of software agreed to be paid	20.00%
Payment term for 20% of net revenues from sale of software	5 years
Fair value of future revenue sharing payments		$ 2,057			$ 2,378
Discount rate (as a percent)	15.00%
Software licenses
Intangible assets
Weighted-average useful lives		5 years
Total cost		$ 18,051	16,088
Accumulated amortization		(6,167)	(5,827)
Contract-based customer relationships.
Intangible assets
Total cost		41,570	20,756
Accumulated amortization		$ (13,718)	(10,069)
Contract-based customer relationships. | Minimum
Intangible assets
Weighted-average useful lives		5 years
Contract-based customer relationships. | Maximum
Intangible assets
Weighted-average useful lives		10 years
IP rights
Intangible assets
Weighted-average useful lives		5 years
Total cost		$ 2,364
Accumulated amortization		(355)
Other
Intangible assets
Total cost		391	391
Accumulated amortization		$ (349)	$ (332)
Other | Minimum
Intangible assets
Weighted-average useful lives		4 years
Other | Maximum
Intangible assets
Weighted-average useful lives		6 years